Significant Accounting Policies, Judgements and Estimates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Equity	$ 190,463	$ 202,538	$ 202,534	$ 197,762	$ 197,812	$ 188,511
Lease liabilities	30,537	30,063
Right-of-use assets	$ 24,690
Chemical plants
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of tangible assets	20 years
Retail Service Stations
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of tangible assets	15 years
Upgraders
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of tangible assets	30 years
Upgraders | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Major inspection costs useful economic life	3 years
Upgraders | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Major inspection costs useful economic life	5 years
IFRS 16
Disclosure of detailed information about property, plant and equipment [Line Items]
Equity		4
Lease liabilities		16,037
Right-of-use assets		$ 15,600